Property and Equipment, Net - Summary of Property and equipment, Net Property and Equipment, Net Consist (Detail) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 8,500,669	$ 8,363,658
Accumulated depreciation	(2,355,470)	(2,125,899)
Total	6,145,199	6,237,759
Building [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	6,552,833	6,452,898
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	646,830	606,891
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,301,006	$ 1,303,869